Long-Term Investments - Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
Total	¥ 467,095	$ 65,789	¥ 219,583
Qingdao Qingle Venture Capital Partnership (“Qingle”)
Schedule Of Equity Method Investments [Line Items]
Equity-method investments	30,070		30,002
Nantong Wanwuchuangxin Venture Capital Partnership (“Wanwuchuangxin”)
Schedule Of Equity Method Investments [Line Items]
Equity-method investments	57,333		27,867
Jinsong (Shanghai) Network Information Technology CO. Ltd (“Jinsong”)
Schedule Of Equity Method Investments [Line Items]
Equity-method investments	22,116		21,355
Equity investments without readily determinable fair value	63,430		63,430
Other equity method investments
Schedule Of Equity Method Investments [Line Items]
Equity-method investments	21,027		12,766
AiFenLei Global Co., Ltd. (“AiFenLei”)
Schedule Of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value	228,815		16,844
Other Equity Securities Without Readily Determinable Fair Values
Schedule Of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value	31,994		31,539
China Dynamic Fund I SP
Schedule Of Equity Method Investments [Line Items]
Investments at fair value	¥ 12,310		¥ 15,780